Annual Fund Operating Expenses	Aug. 28, 2026
Defiance Daily Target 2X Short RGTI ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	1.83%	[1],[2]
Defiance Daily Target 2X Short QBTS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	1.02%	[3]
Expenses (as a percentage of Assets)	2.31%	[3],[4]
Defiance Daily 2X Space ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[5],[6]
Expenses (as a percentage of Assets)	1.29%	[5],[7]
Defiance Daily Target 2X Long CLF ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.02%	[8],[9]
Expenses (as a percentage of Assets)	1.31%	[8],[10]
Defiance Daily Target 2X Long PLUG ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.02%	[11],[12]
Expenses (as a percentage of Assets)	1.31%	[11],[13]
Defiance Daily Target 2X Long UUUU ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[14]
Distribution and Service (12b-1) Fees	0.00%	[14]
Other Expenses (as a percentage of Assets):	0.02%	[14],[15]
Expenses (as a percentage of Assets)	1.31%	[14],[16]
Defiance Daily Target 2X Long CCJ ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.02%	[17],[18]
Expenses (as a percentage of Assets)	1.31%	[17],[19]
Defiance Daily Target 2X Long DNN ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[20]
Distribution and Service (12b-1) Fees	0.00%	[20]
Other Expenses (as a percentage of Assets):	0.02%	[20],[21]
Expenses (as a percentage of Assets)	1.31%	[20],[22]
Defiance Daily Target 2X Long HL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[23]
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.02%	[23],[24]
Expenses (as a percentage of Assets)	1.31%	[23],[25]
Defiance Daily Target 2X Long NDAQ ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[26]
Distribution and Service (12b-1) Fees	0.00%	[26]
Other Expenses (as a percentage of Assets):	0.02%	[26],[27]
Expenses (as a percentage of Assets)	1.31%	[26],[28]
Defiance Daily Target 2X Long PAAS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[29]
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.02%	[29],[30]
Expenses (as a percentage of Assets)	1.31%	[29],[31]
Defiance Daily Target 2X Long PATH ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[32]
Distribution and Service (12b-1) Fees	0.00%	[32]
Other Expenses (as a percentage of Assets):	0.02%	[32],[33]
Expenses (as a percentage of Assets)	1.31%	[32],[34]
Defiance Daily Target 2X Long POET ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[35]
Distribution and Service (12b-1) Fees	0.00%	[35]
Other Expenses (as a percentage of Assets):	0.02%	[35],[36]
Expenses (as a percentage of Assets)	1.31%	[35],[37]
Defiance Daily Target 2X Long VISN ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[38]
Distribution and Service (12b-1) Fees	0.00%	[38]
Other Expenses (as a percentage of Assets):	0.02%	[38],[39]
Expenses (as a percentage of Assets)	1.31%	[38],[40]
Defiance Daily Target 2X Long AMKR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[41]
Distribution and Service (12b-1) Fees	0.00%	[41]
Other Expenses (as a percentage of Assets):	0.02%	[41],[42]
Expenses (as a percentage of Assets)	1.31%	[41],[43]
Defiance Daily Target 2X Long SOFI ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[44]
Distribution and Service (12b-1) Fees	0.00%	[44]
Other Expenses (as a percentage of Assets):	0.03%	[44]
Acquired Fund Fees and Expenses	0.01%	[44],[45]
Expenses (as a percentage of Assets)	1.33%	[44],[46]
Defiance Daily Target 2X Long AMAT ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[47]
Distribution and Service (12b-1) Fees	0.00%	[47]
Other Expenses (as a percentage of Assets):	0.02%	[47],[48]
Expenses (as a percentage of Assets)	1.31%	[47],[49]
Defiance Daily Target 2X Long ORCL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[50]
Distribution and Service (12b-1) Fees	0.00%	[50]
Other Expenses (as a percentage of Assets):	0.01%	[50]
Acquired Fund Fees and Expenses	0.01%	[50],[51]
Expenses (as a percentage of Assets)	1.31%	[50],[52]
Defiance Daily Target 2X Long FSLR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[53]
Distribution and Service (12b-1) Fees	0.00%	[53]
Other Expenses (as a percentage of Assets):	0.00%	[53],[54]
Expenses (as a percentage of Assets)	1.29%	[53],[55]
Defiance Daily Target 2X Long BE ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[56]
Distribution and Service (12b-1) Fees	0.00%	[56]
Other Expenses (as a percentage of Assets):	0.02%	[56],[57]
Expenses (as a percentage of Assets)	1.31%	[56],[58]
Defiance Daily Target 2X Long BIIB ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[59]
Distribution and Service (12b-1) Fees	0.00%	[59]
Other Expenses (as a percentage of Assets):	0.02%	[59],[60]
Expenses (as a percentage of Assets)	1.31%	[59],[61]
Defiance Daily Target 2X Long BTQ ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[62]
Distribution and Service (12b-1) Fees	0.00%	[62]
Other Expenses (as a percentage of Assets):	0.02%	[62],[63]
Expenses (as a percentage of Assets)	1.31%	[62],[64]
Defiance Daily Target 2X Long DYNC ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[65]
Distribution and Service (12b-1) Fees	0.00%	[65]
Other Expenses (as a percentage of Assets):	0.02%	[65],[66]
Expenses (as a percentage of Assets)	1.31%	[65],[67]
Defiance Daily Target 2X Long JBLU ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[68]
Distribution and Service (12b-1) Fees	0.00%	[68]
Other Expenses (as a percentage of Assets):	0.02%	[68],[69]
Expenses (as a percentage of Assets)	1.31%	[68],[70]
Defiance Daily Target 2X Long NOK ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[71]
Distribution and Service (12b-1) Fees	0.00%	[71]
Other Expenses (as a percentage of Assets):	0.01%	[71],[72]
Expenses (as a percentage of Assets)	1.30%	[71],[73]
Defiance Daily Target 2X Long OXY ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[74]
Distribution and Service (12b-1) Fees	0.00%	[74]
Other Expenses (as a percentage of Assets):	0.02%	[74],[75]
Expenses (as a percentage of Assets)	1.31%	[74],[76]
Defiance Daily Target 2X Long RMBS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[77]
Distribution and Service (12b-1) Fees	0.00%	[77]
Other Expenses (as a percentage of Assets):	0.02%	[77],[78]
Expenses (as a percentage of Assets)	1.31%	[77],[79]
Defiance Daily Target 2X Long VRTX ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[80]
Distribution and Service (12b-1) Fees	0.00%	[80]
Other Expenses (as a percentage of Assets):	0.02%	[80],[81]
Expenses (as a percentage of Assets)	1.31%	[80],[82]
Defiance Daily Target 2X Long WING ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[83]
Distribution and Service (12b-1) Fees	0.00%	[83]
Other Expenses (as a percentage of Assets):	0.02%	[83],[84]
Expenses (as a percentage of Assets)	1.31%	[83],[85]
Defiance Daily Target 2X Long ZIM ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[86]
Distribution and Service (12b-1) Fees	0.00%	[86]
Other Expenses (as a percentage of Assets):	0.02%	[86],[87]
Expenses (as a percentage of Assets)	1.31%	[86],[88]

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[3]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[4]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[5]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[8]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[9]	Based on estimated amounts for the current fiscal year.
[10]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[11]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[12]	Based on estimated amounts for the current fiscal year.
[13]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[14]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[15]	Based on estimated amounts for the current fiscal year.
[16]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[17]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[18]	Based on estimated amounts for the current fiscal year.
[19]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[20]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[21]	Based on estimated amounts for the current fiscal year.
[22]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[23]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[24]	Based on estimated amounts for the current fiscal year.
[25]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[26]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[27]	Based on estimated amounts for the current fiscal year.
[28]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[29]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[30]	Based on estimated amounts for the current fiscal year.
[31]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[32]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[33]	Based on estimated amounts for the current fiscal year.
[34]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[35]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[36]	Based on estimated amounts for the current fiscal year.
[37]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[38]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[39]	Based on estimated amounts for the current fiscal year.
[40]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[41]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[42]	Based on estimated amounts for the current fiscal year.
[43]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[44]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[45]	Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds.
[46]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[47]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[48]	Based on estimated amounts for the current fiscal year.
[49]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[50]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[51]	Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds.
[52]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[53]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[54]	Based on estimated amounts for the current fiscal year.
[55]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[56]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[57]	Based on estimated amounts for the current fiscal year.
[58]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[59]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[60]	Based on estimated amounts for the current fiscal year.
[61]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[62]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[63]	Based on estimated amounts for the current fiscal year.
[64]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[65]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[66]	Based on estimated amounts for the current fiscal year.
[67]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[68]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[69]	Based on estimated amounts for the current fiscal year.
[70]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[71]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[72]	Based on estimated amounts for the current fiscal year.
[73]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[74]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[75]	Based on estimated amounts for the current fiscal year.
[76]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[77]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[78]	Based on estimated amounts for the current fiscal year.
[79]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[80]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[81]	Based on estimated amounts for the current fiscal year.
[82]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[83]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[84]	Based on estimated amounts for the current fiscal year.
[85]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[86]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[87]	Based on estimated amounts for the current fiscal year.
[88]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.